Earnings per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income	$ 49,908	$ 7,539
Dividends on series B preferred shares	(2,884)	(2,884)
Net income attributable to common stockholders	$ 47,024	$ 4,655
Weighted average number of common shares, basic	113,219,648	110,095,604
Earnings per share, basic	$ 0.42	$ 0.04
Adjusted net income attributable to common stockholders	$ 47,024	$ 4,655
Restricted shares	364,915	0
Total incremental shares from dilutive instruments	364,915	0
Weighted average number of common shares, diluted	113,584,563	110,095,604
Earnings per share, diluted	$ 0.41	$ 0.04